Insurance Risk Management - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Single Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	$ 40
Single Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit		$ 40
Survivorship Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	50
Survivorship Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit		$ 50
Mortality Risk | Life Insurance Contracts Where Higher Mortality Is Financially Adverse
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (25)		$ (35)
Reasonably possible increase (decrease) in risk variable, percent	2.00%	2.00%	2.00%
Increase (decrease) in equity due to change in corresponding risk variable	$ 25		$ 35
Morbidity Risk | Life Insurance Contracts Where Morbidity Is Significant Assumption
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (250)		$ (205)
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%
Increase (decrease) in equity due to change in corresponding risk variable	$ 250		$ 205
Longevity Risk | Life Insurance Annuities Contracts
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (150)		$ (135)
Reasonably possible increase (decrease) in risk variable, percent	(2.00%)	(2.00%)	(2.00%)
Increase (decrease) in equity due to change in corresponding risk variable	$ 150		$ 135
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where Fewer Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (295)		$ (265)
Reasonably possible increase (decrease) in risk variable, percent	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in equity due to change in corresponding risk variable	$ (295)		$ (265)
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where More Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (200)		$ (195)
Reasonably possible increase (decrease) in risk variable, percent	10.00%	10.00%	10.00%
Increase (decrease) in equity due to change in corresponding risk variable	$ (200)		$ (195)
Expense Risk | Life insurance contracts
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (175)		$ (170)
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%
Increase (decrease) in equity due to change in corresponding risk variable	$ 175		$ 170